Related Party Transaction - Schedule of Accounts Payable Resulting from the Related Party Transactions (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Trade account payables	$ 4.4	$ 44.8
Vitol Group of Companies [Member]
Related Party Transaction [Line Items]
Trade account payables	0.1	6.7
VTTI Group of Companies [Member]
Related Party Transaction [Line Items]
Trade account payables	$ 4.3	$ 38.1